Deposits and Other Current Assets, Net	6 Months Ended
Dec. 31, 2025
Deposits and Other Current Assets, Net [Abstract]
DEPOSITS AND OTHER CURRENT ASSETS, NET

NOTE 4 — DEPOSITS AND OTHER CURRENT ASSETS, NET

Deposits and other current assets, net consist of the following:

	As of December 31, 2025	As of June 30, 2025
	(Unaudited)	(Audited)
Deposits	$71,379	$72,071
Prepayment	494,895	3,261
Other current assets, net	4,837	1,931
	$571,111	$77,263

The Group regularly evaluates the collectability of deposits and other receivables based on historical data, current market conditions, and any specific circumstances related to each receivable. Given that no material collectability issues have been identified, no allowance for doubtful accounts has been recorded as of December 31, 2025 and June 30, 2025.